Note 21 - Non-current assets and disposal groups classified as held for sale (Table)	12 Months Ended
Dec. 31, 2019
Non-current assets and disposal groups classified as held for sale Abstract
Non-current assets and disposal groups classified as held for sale. Breakdown by items
Non-current assets and disposal groups classified as held for sale. Breakdown by items (Millions of Euros)
	2019	2018	2017
Foreclosures and recoveries (*)	1,647	2,211	6,207
Foreclosures	1,553	2,135	6,047
Recoveries from financial leases	94	76	160
Assets from tangible assets	310	433	447
Business sale - Assets (**)	1,716	29	18,623
Accrued amortization (***)	(51)	(44)	(77)
Impairment losses	(543)	(628)	(1,348)
Total non-current assets and disposal groups classified as held for sale	3,079	2,001	23,853

Non-current assets and disposal groups classified as held for sale Explanatory
Non-current assets and disposal groups classified as held for sale. Changes in the year 2019 (Millions of Euros)
		Foreclosed assets		From own use assets (*)	Other assets (**)	Total
	Notes	Foreclosed assets through auction proceeding	Recovered assets from financial leases
Cost (1)
Balance at the beginning		2,135	76	389	29	2,629
Additions		597	68	10	1,676	2,351
Contributions from merger transactions		2	-	-	-	2
Retirements (sales and other decreases)		(967)	(56)	(206)	-	(1,229)
Transfers, other movements and exchange differences		(214)	7	65	11	(131)
Balance at the end		1,553	95	258	1,716	3,622

Impairment (2)
Balance at the beginning		482	22	124	-	628
Additions	50	66	6	5	-	77
Retirements (sales and other decreases)		(160)	(4)	(22)	-	(186)
Other movements and exchange differences		(5)	4	25	-	24
Balance at the end		383	28	132	-	543
Balance at the end of net carrying value (1)-(2)		1,170	67	126	1,716	3,079

Non-current assets and disposal groups classified as held for sale. Changes in the year 2018 (Millions of Euros)
		Foreclosed assets		From own use assets (*)	Other assets (**)	Total
	Notes	Foreclosed assets through auction proceeding	Recovered assets from financial leases
Cost (1)
Balance at the beginning		6,047	160	371	18,623	25,201
Additions		637	55	4	-	696
Retirements (sales and other decreases)		(4,354)	(135)	(227)	(18,594)	(23,310)
Transfers, other movements and exchange differences		(195)	(4)	241	-	42
Balance at the end		2,135	76	389	29	2,629

Impairment (2)
Balance at the beginning		1,102	52	194	-	1,348
Additions	50	195	11	2	-	208
Retirements (sales and other decreases)		(793)	(37)	(101)	-	(931)
Other movements and exchange differences		(22)	(4)	29	-	3
Balance at the end		482	22	124	-	628
Balance at the end of net carrying value (1)-(2)		1,653	54	265	29	2,001

Non-current assets and disposal groups classified as held for sale. Changes in the year 2017 (Millions of Euros)
		Foreclosed assets		From own use assets (*)	Other assets(**)	Total
	Notes	Foreclosed assets through auction proceeding	Recovered assets from financial leases
Cost (1)
Balance at the beginning		4,057	168	1,065	40	5,330
Additions		791	45	1	-	837
Retirements (sales and other decreases)		(1,037)	(49)	(131)	-	(1,217)
Transfers, other movements and exchange differences		2,236	(4)	(564)	18,583	20,251
Balance at the end		6,047	160	371	18,623	25,201

Impairment (2)
Balance at the beginning		1,237	47	443	-	1,727
Additions	50	143	14	1	-	158
Retirements (sales and other decreases)		(272)	(7)	(42)	-	(321)
Other movements and exchange differences		(6)	(2)	(208)	-	(216)
Balance at the end		1,102	52	194	-	1,348
Balance at the end of net carrying value (1)-(2)		4,945	108	177	18,623	23,853